Consolidated Statement of Cash Flow - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOW FROM OPERATIONS
Net income for the year from continuing operations	R$ 1,379	R$ 1,002	R$ 334
Net income for the year from discontinuing operations	363
Net income for the year	1,742	1,002	334
Adjustments to reconcile net income to net cash flows:
Non-controlling interests	(42)	(1)	(1)
Income tax and social contribution taxes	16	198	(141)
Depreciation and amortization	850	850	834
Loss on write-off of net residual value of unrecoverable Concession financial assets , PP&E and Intangible assets	61	48	109
Impairment of contract assets	42
Gain on sale of investments	(378)	(197)	(315)
Impairment loss on investments	127		763
Generation Indemnity Revenue	(55)	(271)
Adjustment to Remuneration Assets Base - BRR for transmission assets		(75)
Share of loss, net, of subsidiaries and joint ventures	104	252	302
Updating of concession financial and concession contract assets	(585)	(753)	(1,110)
Interest and monetary variation	1,207	1,498	1,851
Exchange variation on loans	582	56
Reversal of monetary updating on Advance for Future Capital Increase - AFAC		(239)
Tax Anmesty Program (PRCT)		283
Appropriation of transaction costs	33	67	68
Provisions for operating losses	466	854	704
Provision for reimbursement for suspension of energy supply - Renova	(60)
Net loss on derivative instruments at fair value through profit or loss	(893)	32
CVA (Parcel A items Compensation) Account and Other financial components in tariff adjustments	(1,973)	(988)	1,455
Remeasurement of previously held equity interest in subsidiaries acquired	119
Loss on other credits	12
Post-employment obligations	405	(164)	447
Total	1,780	2,452	5,301
(Increase) / decrease in assets
Customers and traders and Concession holders - Transport of electricity	(391)	(818)	(56)
Accounts Receivable from the State of Minas Gerais		46
CVA and Other financial components in tariff adjustments	909	586	341
Energy Development Account (CDE)		(10)	8
Recoverable taxes	38	10	19
Income and social contribution tax credits	615	385	(62)
Escrow deposits	(109)	(4)	(28)
Dividends received from investees	311	354	683
Concession financial assets: reimbursement - generation plants	1,139
Concession contract and financial assets	565	398	(1,941)
Advances to suppliers	29	(116)	(120)
Gas drawing rights	75	537	(193)
Others	(27)	122	105
Total (increase) / decrease in assets	3,154	1,490	(1,244)
Increase (decrease) in liabilities
Suppliers	(553)	403	38
Taxes payable	(291)	(248)	38
Income and social contribution taxes payable	(6)	14	198
Payroll and related charges	77	(18)	4
Regulatory charges	(70)	(73)	92
Advances from customers	(153)	52
Post-employment obligations	(307)	(282)	(239)
Derivative financial instruments -Put options	(555)	(830)	(150)
Others	(165)	(357)	(167)
Total increase (decrease) in liabilities	(2,023)	(1,339)	(186)
Cash generated by operating activities	2,911	2,603	3,871
Interest paid on loans and financing	(1,290)	(1,797)	(2,369)
Income and social contribution taxes paid	(650)	(226)	(289)
Cash inflows from settlement of derivatives instruments	37
NET CASH FROM OPERATING ACTIVITIES	1,008	580	1,213
INVESTING ACTIVITIES
Marketable securities	276	(4)	1,400
Restricted cash	15	261	(367)
Investments	0	0	0
Acquisition of equity investees	(109)	(38)
Disposal of investments	655	766	949
Capital contributions in investees	(241)	(254)	(1,455)
Cash arising from business combination	71
Property, plant and equipment	(77)	(83)	(120)
Concession contract assets - gas and distribution infrastructure	(771)
Intangible assets	(30)	(1,034)	(1,021)
NET CASH USED IN INVESTING ACTIVITIES	(211)	(386)	(614)
FINANCING ACTIVITIES
Subscription of shares, to be capitalized		1,215
Capital increase	110
Interest on capital and dividends paid	(509)	(540)	(675)
Proceeds from Loans, financings and debentures	2,990	3,308	5,737
Borrowing costs		(11)
Payment of loans, financing and debentures	(3,527)	(4,131)	(5,591)
NET CASH USED IN FINANCING ACTIVITIES	(936)	(159)	(529)
Net (decrease) increase in cash and cash equivalents for the year	(139)	35	70
Cash and cash equivalents at the beginning of the year	1,030	995	925
Cash and cash equivalents at the end of the year	R$ 891	R$ 1,030	R$ 995